Document and Entity Information	Jan. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2020
Entity Registrant Name	The First of Long Island Corporation
Entity Incorporation, State or Country Code	NY
Entity File Number	001-32964
Entity Tax Identification Number	11-2672906
Entity Address, Address Line One	10 Glen Head Road
Entity Address, City or Town	Glen Head
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11545
City Area Code	516
Local Phone Number	671-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000740663
Title of 12(b) Security	Common stock, $.10 par value per share
Trading Symbol	FLIC
Security Exchange Name	NASDAQ